Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY FUNDS, INC.
Entity Central Index Key	0001012968
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000219139
Shareholder Report [Line Items]
Fund Name	Large-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TRLUX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Value Fund - Investor Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services contributed the most to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. Stock choices in financials, particularly Citigroup, also added value.

  In contrast, stock selection in health care detracted substantially from relative performance. Zimmer Biomet Holdings shares were pressured by underwhelming quarterly results, which reflected tariff headwinds, missed revenue estimates, reduced annual guidance, and operational strains from the cancellation of international distributor orders. Competitive pressures in its core hip and knee segments exacerbated underperformance. In consumer staples, stock choices also hindered results, driven by Kenvue.

  The fund is actively managed using a value-oriented approach and aims for long-term capital growth by investing in large-cap stocks that appear undervalued and may be temporarily out of favor. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/1/20
Large-Cap Value Fund (Investor Class)	11.64%	10.20%	15.03%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	18.18
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	15.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,943,512,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 17,260,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,943,512 Number of Portfolio Holdings82
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.9%
Industrials & Business Services	13.5
Health Care	13.4
Information Technology	12.5
Energy	7.7
Communication Services	7.7
Consumer Staples	6.7
Consumer Discretionary	4.6
Utilities	4.6
Other	7.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.5%
Charles Schwab	3.0
Bank of America	2.9
ConocoPhillips	2.5
Elevance Health	2.4
Chubb	2.4
CSX	2.3
Amazon.com	2.2
Procter & Gamble	2.2
MetLife	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005461
Shareholder Report [Line Items]
Fund Name	Large-Cap Value Fund
Class Name	I Class
Trading Symbol	TILCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Value Fund - I Class	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services contributed the most to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. Stock choices in financials, particularly Citigroup, also added value.

  In contrast, stock selection in health care detracted substantially from relative performance. Zimmer Biomet Holdings shares were pressured by underwhelming quarterly results, which reflected tariff headwinds, missed revenue estimates, reduced annual guidance, and operational strains from the cancellation of international distributor orders. Competitive pressures in its core hip and knee segments exacerbated underperformance. In consumer staples, stock choices also hindered results, driven by Kenvue.

  The fund is actively managed using a value-oriented approach and aims for long-term capital growth by investing in large-cap stocks that appear undervalued and may be temporarily out of favor. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Large-Cap Value Fund (I Class)	11.81%	10.36%	10.15%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,943,512,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 17,260,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,943,512 Number of Portfolio Holdings82
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.9%
Industrials & Business Services	13.5
Health Care	13.4
Information Technology	12.5
Energy	7.7
Communication Services	7.7
Consumer Staples	6.7
Consumer Discretionary	4.6
Utilities	4.6
Other	7.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.5%
Charles Schwab	3.0
Bank of America	2.9
ConocoPhillips	2.5
Elevance Health	2.4
Chubb	2.4
CSX	2.3
Amazon.com	2.2
Procter & Gamble	2.2
MetLife	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless